General and administrative - Schedule of general and administrative expense (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule Of General And Administrative Expense Abstract
Professional fees	$ 384,527	$ 1,602,570	$ 679,928	$ 1,958,292
Investor relations	475,186	781,726	598,943	1,140,627
Salaries, wages and benefits	338,750	476,391	768,053	814,230
Consulting fees	390,254	155,355	582,942	280,499
Office and general administrative	163,124	357,584	385,882	496,289
Foreign exchange loss (gain)	12,504	(60,351)	69,317	(48,551)
General and administrative expense	$ 1,764,345	$ 3,313,275	$ 3,085,065	$ 4,641,386